OTHER LONG-TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER LONG TERM ASSETS

The following summarizes other long-term assets as of June 30, 2024 and December 31, 2023:

	2024	2023
Security deposit - Ethos Management loan	$-	$1,875,000

Security deposits - leased facilities	30,983	30,983
Other long-term assets	74
Total other long-term assets	$31,057	$1,905,983